SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2017
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS
NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2017	2016
Due on December 26, 2018, guaranteed by Dr. Tang and Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,	Postal Savings Bank of China Ma An Shan Branch	6.09%	$1,224,327	$-
Due on December 7, 2018, guaranteed by Dr. Tang,	China Construction Bank (“CCB”) Jiu Jiang Branch	5.4375%	2,448,655	-
Due on December 6, 2018, guaranteed by Dr. Tang,	CCB Jiu Jiang Branch	5.4375%	765,205	-
Due on December 5, 2018, guaranteed by Ossen Material Research, Shanghai Pujiang, Dr. Tang and Shanghai Zhaoyang metal material co., Ltd, a 3rd party	Agricultural Bank of China (“ABC”) Jiu Long Branch	5.8725%	3,366,900	-
Due on October 9, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,	Anhui Commercial Bank (“ACB”) Fei Cui Branch	6.00%	612,164	-
Due on July 14, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,	ACB Fei Cui Branch	6.00%	1,530,409	-
Due on July 14, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,	ACB Fei Cui Branch	6.00%	918,246	-
Due on May 11, 2018, Collateral by Fixed assets subsequently repaid on due date	Anhui Rural Commercial Bank (“ARCB”) Ma An Shan Branch	6.276%	250,222	-
Due on May 8, 2018, guaranteed by Ossen Material Research, Shanghai Pujiang, Dr. Tang and Shanghai Zhaoyang metal material co., Ltd, a 3rd party subsequently repaid on due date	ABC Jiu Long Branch	5.65%	382,602
Due on April 18, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	156,102	-
Due on March 3, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	374,950	-
Due on February 10, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	127,024	-

	Bank Name	Interest Rate per Annum	December 31,
			2017	2016
Due on January 7,2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Hu Nan Road Branch	6.00%	$1,530,409	$-
Due on January 5, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	260,170	-
Due on December 27, 2017, subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	-	1,782,471
Due on December 14, 2017, subsequently repaid on due date	CCB Jiu Jiang Branch	4.40%	-	2,306,472
Due on November 20, 2017, guaranteed by Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.873%	-	2,594,782
Due on November 2, 2017, subsequently repaid on due date	CCB Jiu Jiang Branch	4.40%	-	720,773
Due on November 1, 2017, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.873%	-	720,773
Due on August 19, 2016, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ARCB Ma An Shan Branch	6.78%	-	4,324,636
Due on June 27, 2017, subsequently repaid on due date	ACB Fei Cui Branch	6.00%	-	1,347,845
Due on May 19, 2017, subsequently repaid on due date	ACB Fei Cui Branch	6.00%	-	1,441,545
Due on May 17, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	140,551

	Bank Name	Interest Rate per Annum	December 31,
			2017	2016
Due on May 10, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	95,142
Due on April 27, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	147,038
Due on April 25, 2017, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.873%	-	576,618
Due on March 28, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	207,582
Due on March 7, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	145,596
Due on February 9, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	119,648
Due on January 4, 2017, guaranteed by export order subsequently repaid on due date	ARCB Ma An Shan Branch	6.60%	-	245,063
Total			$13,947,385	$16,916,535

All short term bank loans are obtained from local banks in China and are repayable within one year.

The average annual interest rate of the short-term bank loans was 6.41% and 6.105% as of December 31, 2017 and 2016, respectively. Interest expense, included in the financial expenses in the statement of operations, was $932,596 $1,070,192 and $1,017,345 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company was in compliance of their financial covenants at December 31, 2017 and 2016, respectively.